Note 3 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Property, Plant and Equipment [Table Text Block]
	December 31,
	2018	2019
Office equipment	143	150
Laboratory equipment	111	114
Motor vehicles	23	23
Leasehold improvements	109	103

	386	390
Less: accumulated depreciation	(104)	(181)

Property and equipment, net	282	209